Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Portfolio loans, allowance for loan losses	$ 63,455	$ 85,788
Capitol Bancorp Limited stockholders' equity:
Preferred Stock, Shares Authorized (in shares)-Series A	700,000	700,000
Preferred Stock, Liquidation Preference Per Share (in dollars per share)-Series A	$ 100	$ 100
Preferred Stock, Shares Issued (in shares)-Series A	50,980	50,980
Preferred Stock, Shares Outstanding (in shares)-Series A	50,980	50,980
Preferred Stock, shares authorized for potential future issuance (in shares)	19,300,000	19,300,000
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	1,500,000,000	1,500,000,000
Common stock, shares issued (in shares)	47,177,479	41,039,767
Common stock, shares outstanding (in shares)	47,177,479	41,039,767